UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9533
Colonial Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 155.1%

EDUCATION – 8.0%

Education – 4.2%

AR University Revenue
	Construction UAMS Campus,
	Series 2004 B,
	Insured: MBIA

	5.000% 11/01/28	1,475,000	1,541,670

DC Catholic University of America
	Series 1999,
	Insured: AMBAC

	5.625% 10/01/29(a)	1,000,000	1,096,570

		Education Total	2,638,240

Student Loan – 3.8%

MA Educational Loan Authority
	Issue G,
	Series 2000 A, AMT,
	Insured: MBIA

	5.950% 12/01/15	335,000	346,842

MT Higher Education Student Assistance Corp.
	Series 1999 B, AMT,

	6.400% 12/01/32	2,000,000	2,098,880

		Student Loan Total	2,445,722

		EDUCATION TOTAL	5,083,962

HEALTH CARE – 16.2%

Continuing Care Retirement – 1.8%

NY Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA

	6.875% 07/01/19	500,000	565,970
NY Suffolk County Industrial Development Agency
	Jefferson’s Ferry,
	Series 1999 A,

	7.200% 11/01/19	550,000	596,992

	Continuing Care Retirement Total		1,162,962

Health Services – 3.5%

WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD

	6.250% 02/15/29	2,000,000	2,233,440

		Health Services Total	2,233,440

Hospitals – 10.9%

CO Health Facilities Authority
	Parkview Medic Center, Inc.,
	Series 2001,

	6.600% 09/01/25	400,000	439,488

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

ME Health & Higher Educational Facilities Authority
	Series 1999 B,
	Insured: MBIA

	6.000% 07/01/29	1,500,000	1,658,820

NV Henderson
	Catholic Healthcare West,
	Series 1999 A,

	6.750% 07/01/20	500,000	548,680

OH Jackson
	Consolidated Health Systems,
	Series 1999,
	Insured: RAD

	6.250% 10/01/29	1,500,000	1,677,840

OK Industrial Authority
	Series 1999 A,
	Insured: MBIA

	5.750% 08/15/29	2,000,000	2,206,820

WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Insured: RAD

	5.875% 12/01/21	300,000	330,600

		Hospitals Total	6,862,248

		HEALTH CARE TOTAL	10,258,650

HOUSING – 6.5%

Assisted Living/Senior – 1.1%

DE Kent County
	Heritage at Dover,
	Series 1999, AMT,

	7.625% 01/01/30	240,000	218,009

NC Medical Care Commission
	DePaul Community Facilities Project,
	Series 1999,

	7.625% 11/01/29	480,000	499,665

	Assisted Living/Senior Total		717,674

Multi-Family – 0.8%

FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,

	7.500% 07/01/40	250,000	250,448

FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,

	7.450% 07/01/40	250,000	251,220

		Multi-Family Total	501,668

		Par ($)	Value ($)
Municipal Bonds – (continued)

HOUSING – (continued)

Single Family – 4.6%

AK Housing Finance Corp.
	Series 1999 A-1,
	Insured: FHA

	6.150% 06/01/39	1,575,000	1,655,813

CA Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Guarantor: FNMA

	6.350% 12/01/29	135,000	136,156

CO Housing Finance Authority
	Series 1998 D-2, AMT,

	6.350% 11/01/29	560,000	570,847
	Series 2000 B-2, AMT,

	7.250% 10/01/31	110,000	112,163

OK Housing Finance Agency
	Series 2000 C-2, AMT,

	7.550% 09/01/28	395,000	405,250

		Single Family Total	2,880,229

		HOUSING TOTAL	4,099,571

OTHER – 15.6%

Other – 3.6%

AL Incentives Financing Authority
	Series 1999 A,
	Insured: AMBAC

	6.000% 10/01/29	2,000,000	2,258,100

		Other Total	2,258,100
Pool/Bond Bank – 1.7%

UT Water Finance Agency
	Series 2002 B,
	Insured: AMBAC

	5.125% 07/01/23	1,000,000	1,068,360

		Pool/Bond Bank Total	1,068,360

Refunded/Escrowed(b) – 10.3%

AL Jefferson County Sewer Authority
	Series 1999 A,
	Insured: FGIC

	5.750% 02/01/38	2,000,000	2,227,840

IL Health Facilities Authority
	Swedish American Hospital,
	Series 2000,

	6.875% 11/15/30	500,000	592,225

NY Dormitory Authority
	Series 1999 C,
	Insured: MBIA

	5.500% 07/01/29	1,000,000	1,113,700

PA Philadelphia
	Series 1999 C,
	Insured: MBIA

	5.750% 03/01/29	1,750,000	1,966,528

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(b) – (continued)

WV Hospital Finance Authority
	Charleston Medical Center,
	Series 2000,

	6.750% 09/01/30	500,000	593,185

		Refunded/Escrowed Total	6,493,478

		OTHER TOTAL	9,819,938

RESOURCE RECOVERY – 1.2%

Disposal – 1.2%

CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC

	5.125% 08/01/22	750,000	783,953
		Disposal Total	783,953

	RESOURCE RECOVERY TOTAL		783,953

TAX-BACKED – 52.2%

Local Appropriated – 5.8%

CA Sacramento City Financing Authority
	City Hall & Redevelopment,
	Series 2002 A,
	Insured: FSA

	5.000% 12/01/32	1,000,000	1,031,050

IL Chicago Park District
	Series 2004 A,
	Insured: AMBAC

	5.000% 01/01/25	1,000,000	1,048,620

IN Carmel Industrial School Building Corp.
	First Mortgage,
	Series 2003,
	Insured: MBIA

	5.000% 07/15/22	1,000,000	1,057,310
OK Grady County Correctional Facilities
	Series 1999,
	Insured: MBIA

	6.000% 11/01/29	500,000	514,805

		Local Appropriated Total	3,651,785

Local General Obligations – 16.7%

CA Centinela Valley Union High School District
	Series 2002 A,
	Insured: MBIA

	5.250% 02/01/22	730,000	825,966

CA Empire Unified School District No. 1987-1–A
	Series 2002,
	Insured: AMBAC

	(c) 10/01/18	1,665,000	898,550

CA Morgan Hill Unified School District
	Series 2002,

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

	Insured: FGIC

	(c) 08/01/21	1,000,000	455,890

CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC

	(c) 09/01/16	1,400,000	847,448

CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA

	5.900% 02/01/21	500,000	601,860

CT East Hartford
	Series 2003,
	Insured: FGIC

	5.000% 05/01/11	1,000,000	1,099,500
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA

	(c) 12/01/14	2,080,000	1,373,674

MI Jonesville Community Schools

	Series 1999,
	Insured: FGIC

	5.750% 05/01/20	2,000,000	2,190,360

RI North Kingstown
	Series 1999,
	Insured: FGIC

	5.875% 10/01/25	2,000,000	2,228,560

	Local General Obligations Total		10,521,808
Special Non-Property Tax – 16.6%

IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1999,
	Insured: FGIC

	5.500% 12/15/24(a)	2,000,000	2,202,300

LA Ernest N. Morial
	Exhibition Hall Authority Special Tax,
	Series 2004,
	Insured: AMBAC

	5.000% 07/15/23	2,000,000	2,123,020

MI Trunk Line Department of Treasury
	Series 2004,
	Insured: FSA

	5.250% 11/01/21	1,000,000	1,133,970

NJ Economic Development Authority
	Motor Vehicle Revenue,
	Series 2004 A,
	Insured: MBIA

	5.250% 07/01/26	2,000,000	2,254,500

NY State Urban Development Corp.
	State Personal Income Tax,
	Series 2004 A-2,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.500% 03/15/22	1,000,000	1,158,440

PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA

	5.500% 07/01/23	1,000,000	1,172,100

VI Virgin Islands Public Finance Authority
	Series 1999,

	6.500% 10/01/24	350,000	401,548

	Special Non-Property Tax Total		10,445,878
Special Property Tax – 3.7%

CA Huntington Park Public Financing Authority Revenue
	Series 2004,
	Insured: FSA

	5.250% 09/01/19	1,190,000	1,323,018

CA Pittsburg Redevelopment Agency
	Los Medanos Project,
	Series 1999,
	Insured: AMBAC

	(c) 08/01/26	2,500,000	841,025

FL Lexington Oaks Community Development District
	Series 2000 A,

	7.200% 05/01/30	185,000	194,137

	Special Property Tax Total		2,358,180
State Appropriated – 3.5%

IL Department of Central Management Services
	Series 1999,
	Insured: MBIA

	5.850% 07/01/19	2,000,000	2,216,940

	State Appropriated Total		2,216,940

State General Obligations – 5.9%

CA State
	Series 2002,
	Insured: AMBAC

	6.000% 04/01/16	500,000	596,780

MA State
	Series 2004 C,
	Insured: AMBAC

	5.500% 12/01/24	2,000,000	2,320,100

PR Commonwealth of Puerto Rico
	Series 2004 A,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)
State General Obligations – (continued)
	5.000% 07/01/31	750,000	817,680

	State General Obligations Total		3,734,560

	TAX-BACKED TOTAL		32,929,151

TRANSPORTATION – 29.9%

Air Transportation – 7.0%

FL Miami-Dade County Industrial Development Authority
	Airis Miami II, LLC,
	Series 1999 A, AMT,
	Insured: AMBAC

	6.000% 10/15/25	1,000,000	1,108,780

IL Chicago O’Hare International Airport
	United Air Lines, Inc.,
	Series 2000 A, AMT,

	6.750% 11/01/11(d)	500,000	178,655

MA Port Authority
	US Airways, Inc.:
	Series 1999, AMT,
	Insured: MBIA

	6.000% 09/01/21	2,500,000	2,597,275

MN Minneapolis & St. Paul Metropolitan Airport Commission
	Northwest Airlines, Corp.,
	Series 2001 A, AMT,

	7.000% 04/01/25	250,000	230,892

NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,

	5.600% 07/01/27(e)	200,000	119,196
	Series 2000, AMT,

	7.750% 02/01/28(e)	250,000	175,815

	Air Transportation Total		4,410,613
Airports – 10.4%

DC Metropolitan Washington Airports Authority
	Series 2003 A, AMT,
	Insured: FGIC

	5.500% 10/01/19	1,000,000	1,091,400

NY Niagara Frontier Transportation Authority
	Series 1999 A, AMT,
	Insured: MBIA

	5.625% 04/01/29	2,000,000	2,141,680

TN Memphis-Shelby County Airport Authority
	Series 1999 D, AMT,
	Insured: AMBAC

	6.000% 03/01/24	3,000,000	3,318,930

		Airports Total	6,552,010

		Par ($)	Value ($)
Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Ports – 5.3%

WA Seattle Special Port Authority
	Terminal 18,
	Series 1999 A,
	Insured: MBIA

	6.000% 09/01/29	3,000,000	3,364,080

		Ports Total	3,364,080
Toll Facilities – 2.6%

CO Northwest Parkway Public Highway Authority
	Series 2001 D,

	7.125% 06/15/41	200,000	216,774

NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA

	5.500% 11/15/20	1,200,000	1,400,748

		Toll Facilities Total	1,617,522

Transportation – 4.6%

IN Transportation Finance Authority Highway Revenue
	Series 2004 A,
	Insured: FGIC

	5.250% 06/01/20	1,000,000	1,093,430

NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,

	7.375% 01/01/40	250,000	255,870

NY Metropolitan Transportation Authority
	Series 2002 A,
	Insured: FSA

	5.000% 11/15/30	1,500,000	1,553,265

	Transportation Total		2,902,565

	TRANSPORTATION TOTAL		18,846,790

UTILITIES – 25.5%

Independent Power Producers – 1.3%

MI Midland County Economic Development Corp.
	Series 2000, AMT,

	6.875% 07/23/09	500,000	518,425

PR Commonwealth of Puerto Rico
	Industrial, Educational, Medical & Cogeneration Facilities, AES Project,
	Series 2000, AMT,

	6.625% 06/01/26	295,000	318,860

	Independent Power Producers Total		837,285

Investor Owned – 8.4%

CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Investor Owned – (continued)

	Series 1991 A, AMT,

	6.800% 06/01/15	500,000	590,545

HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 1999 C, AMT,
	Insured: AMBAC

	6.200% 11/01/29	2,000,000	2,243,220

TX Brazos River Authority

	Houston Industries, Inc.,
	Series 1998 A,
	Insured: AMBAC

	5.125% 05/01/19	2,100,000	2,238,579
	TXU Electric Co.,
	Series 2003 C, AMT,

	6.750% 10/01/38	215,000	234,541

		Investor Owned Total	5,306,885

Joint Power Authority – 0.9%

NC Eastern Municipal Power Agency
	Series 1999 D,
	6.700% 01/01/19	500,000	560,310

	Joint Power Authority Total		560,310

Municipal Electric – 4.4%

CA Department of Water & Power Supply
	Series 2002 A,
	Insured: AMBAC

	5.500% 05/01/14	1,000,000	1,133,910

TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC

	5.500% 05/15/21	1,500,000	1,635,015

		Municipal Electric Total	2,768,925

Water & Sewer – 10.5%

AZ Water System Revenue
	Phoenix Civic Improvement Corp.,
	Series 2001,
	Insured: FGIC

	5.500% 07/01/21	1,000,000	1,161,580

FL Tallahassee Consolidated Utilities System
	Series 2001,
	Insured: FGIC

	5.500% 10/01/19	1,360,000	1,580,510

SC Lugoff-Elgin Water Authority
	Series 1999,
	Insured: MBIA

	6.050% 11/01/31	1,500,000	1,690,275

TX Houston Utility System Revenue

	Series 2004 A,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Water & Sewer – (continued)
	5.250% 05/15/20	2,000,000	2,181,301

		Water & Sewer Total	6,613,666

		TOTAL UTILITIES	16,087,071

	Total Municipal Bonds (cost of $89,870,746)		97,909,086
		Shares

Municipal Preferred Stock – 0.9%

HOUSING – 0.9%

Multi-Family – 0.9%

Charter Mac Equity Issue Trust
	AMT,

	7.100% 06/30/09(f)	500,000	559,545

		Multi-Family Total	559,545

		HOUSING TOTAL	559,545

	Total Municipal Preferred Stock (cost of $500,000)		559,545
Short-Term Obligations – 1.2%

VARIABLE RATE DEMAND NOTES(g) – 1.2%

IA Hills Healthcare Revenue
	Mercy Hospital Project,
	Series 2002,

	1.750% 08/01/32	100,000	100,000

IN Health Facility Financing Authority
	Fayette Memorial Hospital Association,
	Series 2002 A,
	LOC: U.S. Bank N.A.

	1.800% 10/01/32	100,000	100,000

MO State Health & Educational Facilities Authority Revenue
	Washington University,
	Series 1996 C,

	1.750% 09/01/30	100,000	100,000

NY New York City Municipal Water Finance Authority
	Water & Sewer Systems,
	Series 1994 G,
	Insured: FGIC

		Par ($)	Value ($)
Short-Term Obligations – (continued)

VARIABLE RATE DEMAND NOTES(g) – (continued)
	1.750% 06/15/24	500,000	500,000

	VARIABLE RATE DEMAND NOTES TOTAL		800,000

	Total Short-Term Obligations (cost of $800,000)		800,000

	Total Investments – 157.2% (cost of $91,170,747)(h)(i)		99,268,631

	Auction Preferred Shares plus cumulative unpaid distributions–(59.1)%		(37,307,443)

	Other Assets & Liabilities, Net – 1.9%		1,166,886

	Net Assets Applicable to Common Shareholders – 100.0%		63,128,074

Notes to Investment Portfolio:

*

Security Valuation Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	A portion of the security with a market value of $3,298,870 is pledged as collateral for open futures contracts.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of this security represents 0.3% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of February 28, 2005, the value of these securities amounted to $295,011, which represents 0.5% of net assets.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of this security represents 0.9% of net assets.

(g)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support aggrements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of February 28, 2005.

(h)	Cost for federal income tax purposes is $91,170,747.

(i)	Unrealized appreciation and depreciation at February 28, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$8,639,518	$(467,268)	$8,172,250

At February 28, 2005, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	127	$14,081,125	$14,040,634	Mar-2005	$(40,491)

Acronym	Name
ACA	ACA Financial Guarantee Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005